GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

There was no changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024.

	For the years ended,
	2023	2024
	US$	US$
Balance at the beginning of year	2,492,668	2,492,668
Balance at the end of year	2,492,668	2,492,668